Common and Preferred Shares and Warrants (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Authorized shares and a reconciliation of common shares issued and outstanding
Common shares, authorized	3,600,000,000	3,600,000,000	3,600,000,000
Shares issued and outstanding at beginning of year	1,064,000,000	1,105,000,000	1,164,000,000
Repurchases of common shares	(49,000,000)	(55,000,000)	(69,000,000)
Other, primarily stock option exercises and RSAs granted	8,000,000	14,000,000	10,000,000
Shares issued and outstanding as of December 31	1,023,000,000	1,064,000,000	1,105,000,000
Stockholders' Equity Note (Textuals) [Abstract]
Shares reserved for issuance under employee stock and employee benefit plans	56,000,000